Business and Organization	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Business and Organization
Note 1 – Business and Organization
Atlas Energy Solutions Inc. (“Atlas Inc.” and together with its subsidiaries “we,” “us,” “our,” or the “Company”) was formed on February 3, 2022, pursuant to the laws of the State of Delaware. Atlas Inc. is a holding corporation and the ultimate parent company of Atlas Sand Company, LLC (“Atlas LLC”), a Delaware limited liability company formed on April 20, 2017. Atlas LLC is a producer of high-quality, locally sourced 100 mesh and 40/70 sand used as a proppant during the well completion process. Proppant is necessary to facilitate the recovery of hydrocarbons from oil and natural gas wells. One hundred percent of Atlas LLC’s sand reserves are located in Winkler and Ward Counties, Texas, within the Permian Basin and operations consist of proppant production and processing facilities, including one facility near Kermit, Texas (the “Kermit facility”), a second facility under development at the Kermit location, and a third facility near Monahans, Texas (the “Monahans facility”).
We are currently building a logistics platform with the goal of increasing the efficiency, safety and sustainability of the oil and natural gas industry within the Permian Basin. This will include the Dune Express, an overland conveyor infrastructure solution currently under construction, coupled with our growing fleet of fit-for-purpose
trucks and trailers.
We sell products and services primarily to oil and natural gas exploration and production companies and oilfield services companies primarily under supply agreements and also through spot sales on the open market.
Initial Public Offering
On March 13, 2023, we completed our initial public offering (the “IPO”) of 18,000,000 shares of the Company’s Class A common stock, par value $0.01 per share (“Class A common stock”) at a price of $18.00 per share. The IPO generated $324.0 million of gross proceeds and net proceeds of approximately $291.2 million. The gross proceeds were offset by $20.6 million of underwriting discounts and commissions, $5.9 million of current offering costs in 2023, and $6.3 million in offering costs paid in 2022 that were recorded to other long-term assets on the consolidated balance sheets as of December 31, 2022. The material terms of the IPO are described in the Company’s final prospectus, dated March 8, 2023 and filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended (the “Securities Act”), on March 10, 2023 (the “Final Prospectus”).
Reorganization
Pursuant to a master reorganization agreement (the “Master Reorganization Agreement”) dated March 8, 2023, by and among the Company, Atlas Sand Management Company, LLC, a Texas limited liability company (“ASMC”), Atlas LLC, Atlas Sand Holdings, LLC, a Delaware limited liability company (“Holdings”), Atlas Sand Operating, LLC, a Delaware limited liability company (“Atlas Operating”), Atlas Sand Holdings II, LLC, a Delaware limited liability company (“Holdings II”), Atlas Sand Management Company II, LLC, a Delaware limited liability company (“ASMC II”), and Atlas Sand Merger Sub, LLC, a Delaware limited liability company (“Merger Sub”), the Company and the parties thereto completed certain restructuring transactions (the “Reorganization”) in connection with the IPO. As part of the Reorganization:

•	Merger Sub merged with and into Atlas LLC, with Atlas LLC surviving as a wholly owned subsidiary of Atlas Operating;

•
Holdings, Holdings II and ASMC II were formed (collectively with ASMC, the “HoldCos”), through which certain holders who previously held membership interests in Atlas LLC (the “Legacy Owners”) were issued (and continue to hold a portion of) the membership interests in Atlas Operating, as represented by a single class of common units (“Operating Units”);

•
certain Legacy Owners, through the HoldCos, transferred all or a portion of their Operating Units and voting rights, as applicable, in Atlas Operating to the Company in exchange for an aggregate of 39,147,501 shares of Class A common stock and, in the case of Legacy Owners continuing to hold Operating Units through the HoldCos, an aggregate of 42,852,499 shares of Class B common stock, par value $0.01 per share, of the Company (the “Class B common stock,” and together with the Class A common stock, the “common stock”), so that such Legacy Owners that continue to hold Operating Units also hold, through the HoldCos, one share of Class B common stock for each Operating Unit held by them immediately following the Reorganization;

•	the 1,000 shares of Class A common stock issued to Atlas LLC at the formation of the Company were redeemed and canceled for nominal consideration; and

•
the Company contributed all of the net proceeds received by it in the IPO to Atlas Operating in exchange for a number of Operating Units (such that the total number of Operating Units held by the Company equals the number of shares of Class A common stock outstanding after the IPO), and Atlas Operating further contributed the net proceeds received to Atlas LLC.

As a result of the Reorganization, (i) the Company’s sole material asset consists of Operating Units, (ii) Atlas Operating’s sole material asset consists of 100% of the membership interests in Atlas LLC and (iii) Atlas LLC owns all of the Company’s operating assets. The Company is the managing member of Atlas Operating and is responsible for all operational, management and administrative decisions relating to Atlas LLC’s business and consolidates the financial results of Atlas LLC and its subsidiaries.
As a result of the IPO and Reorganization:

•
the Legacy Owners collectively own all of the outstanding shares of Class B common stock and 39,147,501 shares of Class A common stock, collectively representing 82.0% of the voting power and 68.5% of the economic interest of Atlas Inc. (and 82.0% of the economic interest of Atlas LLC, including both direct and indirect ownership interests);

•	Atlas Inc. owns an approximate 57.1% interest in Atlas Operating; and

•	the Legacy Owners that continue to hold Operating Units collectively own an approximate 42.9% interest in Atlas Operating.
On or before August 30, 2023, we will designate a date for distributions of the Operating Units and shares of common stock of the Company currently held by the HoldCos to the Legacy Owners in accordance with the distribution provisions of each respective HoldCo operating agreement. Following this distribution, the HoldCos will be dissolved, and the Legacy Owners will hold shares of the Company’s Class A common stock or Class B common stock (and corresponding Operating Units) directly.
On March 13, 2023, the date on which we closed the IPO, a corresponding deferred tax liability of approximately $27.5 million was recorded associated with the differences between the tax and book basis of the investment in Atlas LLC. The offset of the deferred tax liability was recorded to additional paid-in
capital. As there was no change in control of Atlas Operating, Atlas LLC, or the businesses or subsidiaries held by Atlas LLC as a result of the Reorganization, purchase accounting is not required and the Legacy Owners’ interests in Operating Units are recognized as a noncontrolling interest in Atlas Operating.

Atlas Sand Company LLC [Member]
Business and Organization
Note 1—Business and Organization
Atlas Sand Company, LLC, (the “Company”) is a Delaware limited liability company formed on April 20, 2017. The Company is a pure-play, low-cost
producer of high-quality, locally sourced 100 mesh and 40/70 raw sand, used as a proppant during the well completion process, necessary to facilitate the recovery of hydrocarbons from oil and natural gas wells, exclusively in the Permian Basin. One hundred percent of the Company’s sand reserves are located in Winkler and Ward Counties, Texas, and operations consist of proppant production and processing facilities, including one facility near Kermit, Texas (“the Kermit facility”) and a second facility near Monahans, Texas (“the Monahans facility”).
The Company sells product and services primarily to oil and natural gas exploration and production companies and oilfield service companies either under supply agreements or through spot sales in the open market. The Company also offers complete mine to wellsite proppant logistics solutions.
The Company is controlled by Atlas Sand Management Company, LLC (“ASMC”). The Company also has several wholly owned subsidiaries, which include Atlas Sand Employee Company, LLC; Atlas OLC Employee Company, LLC; Atlas Construction Employee Company, LLC; Fountainhead Logistics Employee Company, LLC; Atlas Sand Employee Holding Company, LLC; Atlas Sand Construction, LLC; OLC Kermit, LLC; and OLC Monahans, LLC; Fountainhead Logistics, LLC; Atlas Energy Solutions, Inc.; Atlas Sand Holdings, LLC; Atlas Sand Management Company II, LLC; Atlas Sand Holdings II, LLC; Atlas Sand Operating, LLC; and Atlas Sand Merger Sub, LLC. All subsidiaries are included in the consolidated financial statements of the Company.

Atlas Energy Solution INC [Member]
Business and Organization
Note 1—Organization and Basis of Presentation
Atlas Energy Solutions Inc. (“Atlas Inc.” or “Corporation”) is a Delaware corporation formed on February 3, 2022. Atlas Inc.’s fiscal year end is December 31. Atlas Inc. was formed with the intent that Atlas Inc. will be included in a reorganization into a holding corporation structure. It is anticipated that the Atlas Inc. will become a holding corporation and its sole material asset is expected to be an equity interest in Atlas Sand Company, LLC, a Delaware limited liability company (the “Company”).
These balance sheets have been prepared in accordance with accounting principles generally accepted in the United States. Separate statements of operations, changes in stockholders’ equity and of cash flows have not been presented because there have been no activities in this entity and because the single transaction is fully disclosed below. These balance sheets have been prepared assuming the Corporation will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.